Organization and Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Jan. 15, 2015	Dec. 31, 2013 Properties	Dec. 31, 2012 Properties
Organization and Business [Abstract]
Common limited partnership interest in the Operating Partnership	94.10%
Toys R Us [Member]
Real Estate Properties [Line Items]
Equity method ownership percentage	32.60%
Alexanders Inc [Member]
Real Estate Properties [Line Items]
Equity method ownership percentage	32.40%
Retail Segment Strip Shopping Centers [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties	22
Number Of Real Estate Properties Sold	6
Subsequent Event [Member] | Toys R Us [Member]
Real Estate Properties [Line Items]
Equity method ownership percentage		32.60%
Subsequent Event [Member] | Vornado Realty Trust [Member]
Real Estate Properties [Line Items]
Number of shares/units convered during spin off for 1 share of UE		2
Subsequent Event [Member] | Urban Edge Properties [Member]
Real Estate Properties [Line Items]
Cash Considerations Transferred During Spin Off (in US Dollars)		225
Partnership Units received during spin off		5,712,000
Duration Of Administrative Services		2 years
Number of new shares issued during spin off for every 2 shares/units of Vornado and Vornado L.P.		1
Equity method ownership percentage		5.40%
Subsequent Event [Member] | Urban Edge Properties [Member] | Retail Segment Strip Shopping Centers [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		79
Subsequent Event [Member] | Urban Edge Properties [Member] | Retail Segment Regional Malls [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		3
Subsequent Event [Member] | Vornado Realty L.P. [Member]
Real Estate Properties [Line Items]
Number of shares/units convered during spin off for 1 share of UE		2
Real Estate Fund [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Equity method ownership percentage		25.00%
New York Segment [Member] | Subsequent Event [Member] | Alexanders Inc [Member]
Real Estate Properties [Line Items]
Equity method ownership percentage		32.40%
New York Segment [Member] | New York City Metropolitan Area [Member] | Subsequent Event [Member] | Alexanders Inc [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		6
New York Segment [Member] | New York City Metropolitan Area [Member] | Lexington Avenue 731 [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Square Footage Of Real Estate Property		1,300,000
Retail Properties Segment [Member] | Retail Segment Strip Shopping Centers [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties Sold			12	12
Warehouse [Member] | Subsequent Event [Member] | Urban Edge Properties [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		1
Office Building [Member] | San Francisco [Member] | Other Properties 555 California Street [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		3
Square Footage Of Real Estate Property		1,800,000
Contolling Interest In Real Estate Properties Percent		70.00%
Office Building [Member] | New York Segment [Member] | Manhattan [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		31
Square Footage Of Real Estate Property		20,100,000
Office Building [Member] | Washington DC Segment [Member] | Washington Dc Northern Virginia [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		59
Square Footage Of Real Estate Property		16,100,000
Retail Properties [Member] | New York Segment [Member] | Manhattan [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		56
Square Footage Of Real Estate Property		2,500,000
Merchandise Mart Properties [Member] | Merchandise Mart IL Chicago [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Square Footage Of Real Estate Property		3,600,000
Other Real Estate And Related Investments [Member] | New York Segment [Member] | Manhattan [Member] | Hotel Pennsylvania [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number of Units in Real Estate Property (in number of residential units)/ (in number of rooms)		1,700
Residential Properties [Member] | New York Segment [Member] | Manhattan [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		4
Number of Units in Real Estate Property (in number of residential units)/ (in number of rooms)		1,654
Residential Properties [Member] | Washington DC Segment [Member] | Washington Dc Northern Virginia [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties		7
Number of Units in Real Estate Property (in number of residential units)/ (in number of rooms)		2,414